Mar. 06, 2020
GMO Resources Series Fund
GMO Resources Series Fund
GMO SERIES TRUST Supplement dated March 6, 2020 to the GMO Series Trust Prospectus dated June 30, 2019, as supplemented GMO Resources Series Fund
The section on page 28 of the Prospectus captioned “Shareholder fees” is removed in its entirety.